Shareholder Report, Average Annual Return (Details) 196874_Performance Trust Multisector Bond Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	68 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	4.03%	3.05%	3.41%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	(0.37%)